Other income and charges (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Charges

(in millions of Canadian dollars)	2012	2011	2010

Accretion income on long-term floating rate notes (Note 19)	$(3)	$(5)	$(6)
Loss (gain) in fair value of long-term floating rate notes (Note 19)	1	(10)	(3)
Net loss on repurchase of debt (Note 18)	–	10	–
Other foreign exchange (gains) losses	(1)	3	(10)
Foreign exchange (gain) loss on long-term debt	(2)	3	(2)
Advisory fees (related to shareholder matters)	27	6	–
Other	15	11	9

Total other income and charges	$37	$18	$(12)